Operating costs - Auditor fees (Details) - Principal auditor - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of operating costs [line items]
Audit of these financial statements	£ 3.8	£ 5.3	£ 3.8
Audit of financial statements of subsidiaries	4.4	3.6	3.4
Audit related assurance services	2.6	2.4	1.6
Total audit fees (Audit fees)	10.8	11.3	8.8
Other assurance services (Audit related fees)	0.8	0.8	0.7
All other non-audit fees (All other fees)	0.0	0.0	0.2
Auditors remuneration, Total	11.6	12.1	9.7
Review of interim financial information	£ 0.4	£ 0.4	£ 0.4